Derivative Instruments - Derivative Instruments Affecting the Consolidated Statements of Comprehensive Income (Loss) (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivative	$ (14.1)	$ 0	$ (5.0)	$ 0
Foreign Currency Forward Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivative	$ (14.1)	$ 0	$ (5.0)	$ 0